Accounting policies - Exposure to foreign currency risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sensitivity of consolidated profit and consolidated equity
Appreciation variation (as a percent)	1.00%	1.00%	1.00%
Depreciation variation (as a percent)	1.00%	1.00%	1.00%
USD
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	€ (162.3)	€ (157.9)	€ (187.1)
1 % appreciation of euro, Effect on consolidated profit	(4.1)	(1.4)	(4.5)
1 % depreciation of euro, Effect on consolidated equity	165.6	161.1	190.8
1 % depreciation of euro, Effect on consolidated profit	4.2	1.5	4.5
Chilean peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(22.9)	(29.0)	(27.9)
1 % appreciation of euro, Effect on consolidated profit	(5.1)	(1.8)	(4.2)
1 % depreciation of euro, Effect on consolidated equity	23.4	29.6	28.4
1 % depreciation of euro, Effect on consolidated profit	5.2	1.8	4.3
GBP
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(171.2)	(176.6)	(184.9)
1 % appreciation of euro, Effect on consolidated profit	(4.5)	(3.1)	(10.0)
1 % depreciation of euro, Effect on consolidated equity	174.7	180.2	188.7
1 % depreciation of euro, Effect on consolidated profit	4.6	3.2	10.2
MXN
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(18.3)	(16.0)	(16.2)
1 % appreciation of euro, Effect on consolidated profit	(1.7)	(1.2)	(5.4)
1 % depreciation of euro, Effect on consolidated equity	18.6	16.3	16.5
1 % depreciation of euro, Effect on consolidated profit	1.8	1.2	5.5
BRL
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(85.6)	(93.1)	(122.3)
1 % appreciation of euro, Effect on consolidated profit	(5.6)	(6.5)	(6.3)
1 % depreciation of euro, Effect on consolidated equity	87.4	95.0	124.7
1 % depreciation of euro, Effect on consolidated profit	5.7	6.6	6.5
Polish zloty
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(36.2)	(34.5)	(31.5)
1 % appreciation of euro, Effect on consolidated profit	(4.2)	(1.5)	(3.3)
1 % depreciation of euro, Effect on consolidated equity	36.9	35.2	32.1
1 % depreciation of euro, Effect on consolidated profit	4.2	1.5	3.3
Argentine peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(7.8)	(7.4)	(9.0)
1 % appreciation of euro, Effect on consolidated profit	(0.6)	(3.5)	(3.3)
1 % depreciation of euro, Effect on consolidated equity	8.0	7.6	9.2
1 % depreciation of euro, Effect on consolidated profit	€ 0.6	€ 3.6	€ 3.3